Note 9 - Intangible Assets (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 2,791,000	$ 3,185,000
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Amortisation, intangible assets other than goodwill	$ 394,000	456,000
Value of business acquired [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill	2,800,000	$ 3,200,000
Intangible assets other than goodwill, gross	3,900,000
Intangible assets other than goodwill, accumulated amortisation	$ 1,100,000